FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 5 – FAIR VALUE MEASUREMENTS

Fair Values

Fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The standard establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Accounts receivable, accounts payable, and accrued liabilities as of March 31, 2014 and December 31, 2013 approximate their fair value due to the short-term maturities of these financial instruments. The carrying amounts of the long-term debt under the LOC approximates its fair value as of March 31, 2014 and December 31, 2013 due to the short term maturities of the underlying variable rate LIBOR agreements. This represents a Level 2 fair value measurement.

In many cases, a valuation technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy. During the periods presented, there were no transfers between fair value hierarchical levels.

Our Redeemable Preferred Stock was redeemed in February 2014 with proceeds from our IPO, eliminating the associated Put Option. In addition, the redeemable feature of our Redeemable Common Stock was terminated upon the IPO. See Note 1, Organization, “2014 Initial Public Offering,” for further information. As such, corresponding fair values are zero as of March 31, 2014.

	December 31, 2013	Quoted prices in active markets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3
Put option—Redeemable Preferred Stock	$490	$—	$—	$490
Redeemable Common Stock	81,010	—	—	81,010

Total items measured at fair value on a recurring basis	$81,500	$—	$—	$81,500

The following is a general description of the valuation methodologies used for liabilities and mezzanine equity (which includes preferred redeemable and common stock) items measured at fair value as of December 31, 2013:

Put option – Redeemable Preferred Stock – We identified a certain embedded feature in the Redeemable Preferred Stock that was required to be bifurcated and accounted for as a derivative. The identified put option allowed Redeemable Preferred stockholders to put their shares upon a change in control. The estimated fair value of the put option on Redeemable Preferred Stock was determined using our estimates of the probability of a change in control during each period the option was outstanding in combination with the accreted fair value of the Redeemable Preferred Stock during the option period. Those resulting probabilities would then be calculated at net present value.

Redeemable Common Stock – The estimated fair value of the redeemable feature of certain shares of our outstanding common stock was determined using a combination of discounted cash flows and market multiple approach modeling. The fair value was estimated using this method to mark the Redeemable Common Stock to market at each period end. The weighted average cost of capital (“WACC”) used was approximately 18% as of December 31, 2013.

Changes in the fair value of recurring fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2014 were as follows (in thousands):

Balance as of December 31, 2013	$81,500
Adjustments to fair value measurement impacting the Statement of Stockholders’ Deficit and Redeemable Instruments	8,357
Adjustments to fair value measurement impacting the Statement of Operations	(490)
Termination of Redemption Feature on common stock and Put Option	(89,367)

Balance as of March 31, 2014	$—

The unrealized gain related to the put option liabilities is recorded within other (income) expense on the Condensed Consolidated Statements of Operations.

NOTE 6 – FAIR VALUE MEASUREMENTS

Fair Values

Fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The standard establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

In many cases, a valuation technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy. During the periods presented, there were no transfers between fair value hierarchical levels.

	Balance as of December 31, 2012	Quoted prices in active markets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3
Put option - Series A Preferred Stock	$782	$—	$—	$782
Redeemable Common Stock	17,246	—	—	17,246

Total items measured at fair value on a recurring basis	$18,028	$—	$—	$18,028

	Balance as of December 31, 2013	Quoted prices in active markets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3
Put option - Series A Preferred Stock	$490	$—	$—	$490
Redeemable Common Stock	81,010	—	—	81,010

Total items measured at fair value on a recurring basis	$81,500	$—	$—	$81,500

The following is a general description of the valuation methodologies used for liabilities and mezzanine equity (which includes preferred redeemable and common stock) items measured at fair value:

Put option – Series A Preferred Stock – We identified a certain embedded feature in the Series A Preferred Stock that was required to be bifurcated and accounted for as a derivative. The identified put option allows Series A Preferred stockholders to put their shares upon a change in control. The estimated fair value of the put option on Series A Preferred Stock is determined using our estimates of the probability of a change in control during each period the option is outstanding in combination with the accreted fair value of the Series A Preferred Stock during the option period. Those resulting probabilities are then calculated at net present value. An increase in the probability of the change in control would increase the fair value of the embedded derivative.

Redeemable Common Stock – The estimated fair value of the redeemable feature of certain shares of our outstanding common stock is determined using a combination of discounted cash flows and market multiple approach modeling. The fair value is estimated using this method to mark the Redeemable Common Stock to market at each period end. The weighted average cost of capital (“WACC”) used was approximately 13% and 18% as of December 31, 2012 and 2013, respectively, and an increase in the WACC would decrease the fair value of the Redeemable Common Stock.

Changes in the fair value of recurring fair value measurements using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2013 were as follows (in thousands):

Balance as of January 1, 2012	$16,426
Adjustments to fair value measurement impacting the Statement of Stockholders’ Deficit and Redeemable Instruments	1,745
Adjustments to fair value measurement impacting the Statement of Operations	(143)

Balance as of January 1, 2013	18,028
Adjustments to fair value measurement impacting the Statement of Stockholders’ Deficit and Redeemable Instruments	63,764
Adjustments to fair value measurement impacting the Statement of Operations	(292)

Balance as of December 31, 2013	$81,500

The unrealized gain related to the put option liabilities is recorded within other (income) expense on the Consolidated Statements of Operations.

Assets Measured at Fair Value on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis in periods subsequent to initial recognition. Assets measured at fair value on a nonrecurring basis during the years ended December 31, 2012 and 2013 are categorized based on the lowest level of significant input to the valuation. The assets were measured at fair value as our impairment assessment indicated a carrying value for each of the assets in excess of the asset’s estimated fair value. In some circumstances, the impairment assessment was performed as a result of a portion of the business being classified as a discontinued operation. Discounted cash flows, a Level 3 input, were utilized in determining estimated fair values. An intangible asset impairment related to continuing operations of $1,687 and $352 is included in net (loss) income attributable to common stockholders for the years ended December 31, 2011 and 2012, respectively. In 2011, the impairment charges also included $1,074 of impaired intangibles related to discontinued operations. There is no impairment loss for the year ended December 31, 2012 related to discontinued operations. Also, there is no impairment loss for the year ended December 31, 2013. See the “Impairment of Long-Lived Assets” caption of Note 2, Significant Accounting Policies, for more information.